Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory

Note 4 - Inventory

As of September 30, 2021 and December 31, 2020, inventory consisted of the following:

	As of	As of
	September 30,	December 31,
	2021	2020
Raw materials	$1,942,674	$1,068,259
Work in process	1,212,711	190,610
Finished goods	2,359,145	2,114,164
Total Inventory	$5,514,530	$3,373,033

As of September 30, 2021 and December 31, 2020, the reserve for slow moving and obsolete inventory was $232,951 and $444,485, respectively.

4 INVENTORY

Inventory consists of the following as of December 31:

	2020	2019

Raw materials	$1,068,259	$344,315
Work in process	190,610	492,082
Finished goods	2,114,164	927,483
Total inventory	$3,373,033	$1,763,880

During the year ended December 31, 2020 and 2019, the allowance for unsalable inventory which is included in cost of goods sold was $444,485 and $698,224, respectively.